Accounts Receivable Factoring Agreements Schedule (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 28, 2013
Receivables [Abstract]
Trade receivables sold to financial institutions	$ 92,528	$ 71,542
Net amounts advanced from financial institutions	78,900	63,667
Amounts due from financial institutions	$ 13,628	$ 7,875